Cash and cash equivalents and Restricted cash (Tables)	6 Months Ended
Jun. 30, 2018
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash
	June 30, 2018	December 31, 2017
Cash on hand	39	-
Cash at banks	1,549	2,756
Total	1,588	2,756